Credit Facility - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 25, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Credit Facility [Line Items]
Repayment amount of credit facility		$ 3,223	$ 396
Interest expense			822
Rye Patch
Disclosure Of Credit Facility [Line Items]
Credit facility	$ 5,000
Credit Facility
Disclosure Of Credit Facility [Line Items]
Borrowings outstanding	$ 27,000		0
Credit facility accrued interest percent	8.00%
Borrowings, interest rate basis	interest at LIBOR plus 8% per annum
Repayment amount of credit facility			$ 16,562
Credit Facility | Rye Patch
Disclosure Of Credit Facility [Line Items]
Credit facility	$ 16,562